Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
First mortgage loans:
Total first mortgage loans	$ 29,040,116	$ 30,606,270
Consumer and other loans:
Total consumer and other loans	287,229	317,627
Total loans	29,327,345	30,923,897
One- to four-family, Amortizing [Member]
First mortgage loans:
Total first mortgage loans	23,480,909	24,912,935
One- to four-family, Interest-only [Member]
First mortgage loans:
Total first mortgage loans	4,779,863	5,136,463
FHA/VA [Member]
First mortgage loans:
Total first mortgage loans	734,781	499,724
Multi-family and commercial mortgages [Member]
First mortgage loans:
Total first mortgage loans	39,634	48,067
Construction loans [Member]
First mortgage loans:
Total first mortgage loans	4,929	9,081
Fixed-rate second mortgages [Member]
Consumer and other loans:
Total consumer and other loans	131,597	160,896
Home equity credit lines [Member]
Consumer and other loans:
Total consumer and other loans	134,502	137,467
Other [Member]
Consumer and other loans:
Total consumer and other loans	$ 21,130	$ 19,264